Notes Receivable (Details Narrative) - USD ($)	Mar. 22, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Principal outstanding		$ 2,000,000	$ 2,000,000	$ 2,000,000
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument term	3 years
Principal amount	$ 2,000,000
Interest rate	3.10%
Principal outstanding	$ 2,000,000
Secured Promissory Note [Member] | Notes Receivable [Member]
Short-Term Debt [Line Items]
Debt instrument term	3 years
Principal amount	$ 2,000,000
Interest rate	3.10%
Principal outstanding		$ 2,000,000